Consolidated Subsidiaries	3 Months Ended
Mar. 31, 2013
Consolidated Subsidiaries

15. CONSOLIDATED SUBSIDIARIES

Our consolidated subsidiaries make up 100.0% of our field services segment. For additional information, see Note 2, Business Segment Information, to our Consolidated Financial Statements.

Water Solutions Holdings

In November 2009, we entered into a limited liability agreement with Sand Hills Management, LLC (“Sand Hills”) to form Water Solutions Holdings, LLC (“Water Solutions”) for the purpose of acquiring, managing and operating water treatment, disposal and transportation facilities that are designed to treat, dispose or transport brine and fresh waters used and produced in oil and gas well development activities. The members of Water Solutions are Rex Energy Corporation, which owns an 80% membership interest, and Sand Hills, which owns a 20% membership interest and serves as the operator of the entity. Upon the return of our initial investments in Water Solutions, plus interest, our ownership percentage will change to 60% and the remaining 40% will be held by Sand Hills. The return of our initial capital investment occurred in April 2013 and the change in our ownership percentage took effect on April 1, 2013.

We fully consolidate the accounts of Water Solutions in our financial statements and accounted for the 20% equity interest owned by Sand Hills as a noncontrolling interest. Water Solutions is financed through cash contributions from its members and a credit facility upon which $0.7 million was drawn as of March 31, 2013. There were no cash contributions during the first three months of 2013 and 2012. The table below sets forth the carrying amount and classifications of Water Solutions’ assets and liabilities as of March 31, 2013 and December 31, 2012, with no restrictions or obligations to use certain assets to settle associated liabilities:

($ in Thousands)	As of March 31, 2013	As of December 31, 2012
Assets
Cash and Cash Equivalents	$361	$741
Accounts Receivable	6,786	3,360
Inventory, Prepaid Expenses and Other	48	13
Other Property and Equipment	4,588	3,560
Wells and Facilities in Progress	217	221
Accumulated Depreciation, Depletion and Amortization	(740)	(501)
Deferred Financing Costs and Other Assets—Net	182	199

Total Assets	$11,442	$7,593
Liabilities
Accounts Payable	$2,181	$1,554
Accrued Expenses	2,069	1,036
Senior Secured Line of Credit and Long-Term Debt	1,036	965

Total Liabilities	$5,286	$3,555

NorthStar #3, LLC

In August 2011, our wholly owned subsidiary, R.E. Gas Development, LLC (“R.E. Gas”) and NorthStar Water Management (“NorthStar”) formed NorthStar #3, LLC (“NorthStar #3”) to construct, own and operate a water disposal well in Mahoning County, Ohio. At March 31, 2013, R.E. Gas owned a 51% membership interest in NorthStar #3, and the remaining 49% membership interest was owned by NorthStar. To supplement the operations of NorthStar #3, the entity entered into a promissory note with us. As of March 31, 2013, the amount owed to us under the promissory note was $4.6 million.

A variable interest entity (“VIE”) is an entity that by design has insufficient equity to permit it to finance its activities without additional subordinated financial support or equity holders that lack the characteristics of a controlling financial interest. Based on these factors, we have determined NorthStar #3 to be a VIE.

We are considered the primary beneficiary of the entity and have consolidated its financial results in our Consolidated Financial Statements. To be considered the primary beneficiary, a member must have the power to direct the activities that most significantly impact the entity’s performance and have a significant variable interest that carries with it the obligation to absorb the losses or the right to receive benefits. The activities that most significantly impact the entity’s economic performance relate to the drilling of a successful disposal well with sufficient capacity and the ongoing operation of the well. Per the membership agreement, we hold a first right of refusal on all capacity rights for the disposal well, giving us the ability to make decisions regarding the operation and capacity of the well based on market conditions and, thus, the ability to direct the activities that most significantly impact the economic performance of the entity. We hold a significant variable interest in the entity in the form of our 51% membership interest and the $4.6 million promissory note. We have no recourse to recover the amount of the promissory note in the event that the disposal well is unsuccessful, leaving us with the obligation to absorb the losses. Upon success of the disposal well, we will initially have the right to approximately 87.3% of the available cash at the end of the period which covers the repayment of the note and our membership interest.

The carrying amount and classifications of NorthStar #3 assets and liabilities as of March 31, 2013 and December 31, 2012 are as follows, with no restrictions or obligations to use certain assets to settle associated liabilities:

	March 31, 2013 (in thousands)	December 31, 2012 (in thousands)
ASSETS
Cash and Cash Equivalents	$8	$14
Wells and Facilities in Progress	4,567	4,559

Total Assets	$4,575	$4,573
LIABILITIES
Accounts Payable	$0	$6
Note Payable	4,633	4,633

Total Liabilities	$4,633	$4,639